COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2021
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES	NOTE 6. COMMITMENTS AND CONTINGENCIES As of September 30, 2021 and 2020, the Company has no material commitments and contingencies.